COLUMBIA FUNDS VARIABLE SERIES TRUST II

225 Franklin Street

Boston, MA 02110

February 20, 2015

VIA EDGAR

Mr. Mark Cowan

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Series Trust II (the “Registrant”)

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – International Opportunity Fund

(effective 5/1/15 to be known Columbia Variable Portfolio – Select International Equity Fund)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

(effective 5/1/15 to be known Columbia Variable Portfolio – U.S. Equities Fund)

Post-Effective Amendment No. 44

File No. 333-146374 /811-22127

Dear Mr. Cowan:

Enclosed for filing on behalf of the Registrant is Post-Effective Amendment No. 44 to the registration statement of the Registrant on Form N-1A (the “Amendment”) under Rule 485(a)(1) of the Securities Act of 1933. The purpose of the Amendment is to describe certain changes to the above-referenced funds’ principal investment strategies and principal risks.

No fees are required in connection with this filing.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Variable Series Trust II